Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 73.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Autozone	3.25% due 04/15/2025	$ 300,000	$ 309,410	2.7%

VF	2.40% due 04/23/2025	67,000	67,104	0.6%

			376,514	3.3%
Consumer Staples

Church & Dwight	2.875% due 10/01/2022	350,000	352,879	3.0%

Costco Wholesale	2.75% due 05/18/2024	385,000	393,150	3.4%

Dollar General	4.15% due 11/01/2025	300,000	316,687	2.7%

Estee Lauder	2.35% due 08/15/2022	350,000	352,374	3.0%

McCormick & Co.	2.70% due 08/15/2022	500,000	502,936	4.3%

Walmart	2.85% due 07/08/2024	325,000	333,244	2.9%

			2,251,270	19.3%
Financials

Bank of America Corp	3.50% due 04/19/2026	250,000	259,128	2.3%

Paypal Holdings	2.65% due 10/01/2026	300,000	303,018	2.6%

Swiss Re America Holding	7.00% due 02/15/2026	261,000	305,426	2.6%

Visa	3.15% due 12/14/2025	350,000	362,619	3.1%

			1,230,191	10.6%
Health Care

Bristol-Myers Squibb	3.875% due 08/15/2025	300,000	316,828	2.7%

Gilead Sciences	2.50% due 09/01/2023	400,000	404,231	3.5%

Johnson & Johnson	2.45% due 03/01/2026	50,000	50,844	0.4%

			771,903	6.6%
Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	401,844	3.5%

Cintas Corp # 2	3.25% due 06/01/2022	400,000	400,776	3.4%

			802,620	6.9%
Materials

3M	2.00% due 06/26/2022	400,000	401,310	3.5%

DuPont De Nemours	4.493% due 11/15/2025	350,000	373,147	3.2%

			774,457	6.7%
Technology

Dell Int LLC / EMC Corp	5.45% due 06/15/2023	204,000	212,419	1.8%

Microsoft	2.375% due 05/01/2023	395,000	399,119	3.4%

Qualcomm	2.60% due 01/30/2023	400,000	404,794	3.5%

			1,016,332	8.7%
Utilities

Edison International	3.55% due 11/15/2024	300,000	306,053	2.6%

Exelon Generation	3.25% due 06/01/2025	400,000	408,721	3.5%

Florida Power & Light	2.85% due 04/01/2025	320,000	326,862	2.8%

PacifiCorp	2.95% due 06/01/2023	250,000	253,721	2.2%

			1,295,357	11.1%

Total Corporate Bonds	(Cost $8,609,000)		$ 8,518,644	73.2%

Government Bonds – 18.5%

United States Treasury Notes

United States Treasury Note	2.50% due 08/15/2023	$ 750,000	$ 763,213	6.5%

United States Treasury Note	2.25% due 10/31/2024	100,000	101,750	0.8%

United States Treasury Note	2.875% due 04/30/2025	400,000	415,063	3.6%

United States Treasury Note	2.625% due 12/31/2025	650,000	672,217	5.8%

United States Treasury Note	2.375% due 05/15/2027	200,000	206,171	1.8%

Total Government Bonds	(Cost $2,196,526)		$2,158,414	18.5%

Total investments		(Cost $10,805,526)	$10,677,058	91.7%

Other assets (net of liabilities)			966,297	8.3%

Total net assets			$11,643,355	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 64.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Consumer Discretionary

Home Depot	5.875% due 12/16/2036	$300,000	$396,229	3.4%

Lowe’s	5.80% due 10/15/2036	250,000	297,075	2.5%

			693,304	5.9%

Consumer Staples

Kimberly Clark	5.30% due 03/01/2041	100,000	123,920	1.0%

Procter & Gamble	5.50% due 02/01/2034	200,000	255,851	2.2%

Unilever Capital	5.90% due 11/15/2032	200,000	254,307	2.2%

			634,078	5.4%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	120,946	1.0%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	276,008	2.4%

Statoil	7.15% due 01/15/2029	224,000	280,151	2.4%

			677,105	5.8%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	258,844	2.2%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	257,517	2.2%

Chubb Ina Holdings	4.35% due 11/03/2045	100,000	113,933	1.0%

State Street (Quarterly US LIBOR plus 100)(1)	1.20275% due 06/15/2047	100,000	86,037	0.8%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	239,064	2.0%

			955,395	8.2%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	287,976	2.5%

Johnson & Johnson	4.95% due 05/15/2033	226,000	273,207	2.3%

Johnson & Johnson	5.85% due 07/15/2038	50,000	66,703	0.6%

Medtronic	4.375% due 03/15/2035	260,000	296,314	2.5%

Merck & Co.	6.50% due 12/01/2033	215,000	290,116	2.5%

			1,214,316	10.4%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	372,218	3.2%

Deere & Co.	8.10% due 05/15/2030	95,000	132,808	1.2%

United Technologies	6.05% due 06/01/2036	250,000	319,680	2.7%

			824,706	7.1%

Materials

Praxair	3.55% due 11/07/2042	350,000	368,646	3.2%

			368,646	3.2%

Technology

Apple	4.50% due 02/23/2036	350,000	411,292	3.5%

Intel	4.00% due 12/15/2032	360,000	394,826	3.4%

Microsoft	4.20% due 11/03/2035	350,000	400,832	3.4%

Microsoft	5.30% due 02/08/2041	50,000	64,686	0.6%

			1,271,636	10.9%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	211,535	1.8%

Entergy Louisiana	5.40% due 11/01/2024	200,000	216,550	1.9%

Florida Power & Light	5.95% due 10/01/2033	100,000	123,555	1.0%

Puget Sound Energy	4.434% due 11/15/2041	300,000	322,069	2.8%

			873,709	7.5%

Total Corporate Bonds	(Cost $7,498,194)		$7,512,895	64.4%

Government Bonds – 27.2%

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	175,000	192,899	1.7%

			192,899	1.7%
United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	208,170	1.8%

United States Treasury Bond	6.25% due 05/15/2030	75,000	100,389	0.8%

United States Treasury Bond	3.125% due 11/15/2041	145,000	164,807	1.4%

United States Treasury Bond	3.375% due 11/15/2048	560,000	689,784	5.9%

United States Treasury Bond	6.125% due 08/15/2029	225,000	293,019	2.5%

United States Treasury Bond	5.375% due 02/15/2031	400,000	518,313	4.4%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,010,625	8.7%

			2,985,107	25.5%
Total Government Bonds	(Cost $2,998,456)		$3,178,006	27.2%

Municipal Bonds – 1.4%

Municipal Leases

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	163,712	1.4%

Municipal Bonds	(Cost $159,922)		$163,712	1.4%

Total investments		(Cost $10,656,572)	$10,854,613	93.0%

Other assets (net of liabilities)			816,164	7.0%

Total net assets			$11,670,777	100.0%

(1)	Variable rate security. The interest rate represents the rate in effect at February 28, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 57.2%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Internet Media
Alphabet, Class A(2)	100	$270,114	United States	1.4%

Telecom Carriers
BCE	4,000	210,120	Canada	1.1%
Telus	8,000	201,920	Canada	1.1%
		412,040		2.2%
		682,154		3.6%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	2,800	162,456	United States	0.9%

Home Improvement
Fortune Brands Home & Security	1,200	104,280	United States	0.6%

Home Products Stores
Home Depot	600	189,498	United States	1.0%
Lowe’s	1,400	309,484	United States	1.6%
		498,982		2.6%

Homebuilders
NVR Inc(2)	20	99,168	United States	0.5%

Specialty Apparel Stores
Ross Stores	1,750	159,933	United States	0.8%
TJX Companies	2,200	145,420	United States	0.8%
		305,353		1.6%
		1,170,239		6.2%
Consumer Staples

Beverages
PepsiCo	1,250	204,675	United States	1.1%

Household Products
Procter & Gamble	1,150	179,274	United States	0.9%

Packaged Food
Nestle ADR	1,900	247,057	Switzerland	1.3%
		631,006		3.3%
Energy

Exploration & Production
ConocoPhillips	4,000	379,440	United States	2.0%

Integrated Oils
Shell ADR	5,100	267,189	Netherlands	1.4%

Refining & Marketing
Phillips 66	1,100	92,664	United States	0.5%
		739,293		3.9%

Financials

Consumer Finance
Mastercard, Class A	500	180,410	United States	0.9%
Visa	900	194,508	United States	1.0%
		374,918		1.9%

Institutional Brokerage
Virtu Financial	9,000	315,720	United States	1.7%

P&C Insurance
Chubb	810	164,948	Switzerland	0.9%
		855,586		4.5%
Health Care
Large Pharma
Bristol-Myers Squibb	4,000	274,680	United States	1.4%
Johnson & Johnson	1,515	249,324	United States	1.3%
Novo Nordisk ADR	2,450	252,228	Denmark	1.3%
Pfizer	5,500	258,170	United States	1.4%
Roche Holding AG - Genusschein	500	189,294	Switzerland	1.0%
		1,223,696		6.4%

Managed Care
UnitedHealth Group	300	142,761	United States	0.8%

Medical Devices
Abbott Laboratories	2,700	325,674	United States	1.7%

Medical Equipment
Koninklijke Philips	5,577	190,008	Netherlands	1.0%
		1,882,139		9.9%
Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	189,840	United States	1.0%
Johnson Controls International	5,550	360,528	United States	1.9%
		550,368		2.9%

Flow Control Equipment
Parker Hannifin	800	237,112	United States	1.2%

Industrial Distribution & Rental
Fastenal	2,800	144,088	United States	0.8%

Industrial Machinery
Illinois Tool Works	525	113,579	United States	0.6%

Rail Freight
Canadian National Railway	2,000	247,980	Canada	1.3%
Canadian Pacific Railway	2,018	141,825	Canada	0.7%
		389,805		2.0%

Waste Management
Republic Services	950	114,266	United States	0.6%
		1,549,218		8.1%

Materials

Basic & Diversified Chemicals
Linde	1,000	293,240	Ireland	1.5%

Precious Metal Mining
Barrick Gold	10,000	225,700	Canada	1.2%
Newmont	4,000	264,800	United States	1.4%
		490,500		2.6%

Specialty Chemicals
RPM International	1,400	118,398	United States	0.6%

		902,138		4.7%
Technology

Application Software
Open Text US	3,900	169,650	Canada	0.9%

Communications Equipment
Apple	2,400	396,288	United States	2.1%
Motorola Solutions	770	169,731	United States	0.9%
		566,019		3.0%

Consumer Electronics
Sony ADR	1,900	194,807	Japan	1.0%

Infrastructure Software
Microsoft	800	239,032	United States	1.3%
Oracle	3,100	235,507	United States	1.2%
		474,539		2.5%
Semiconductor Devices
Infineon Technologies ADR	4,775	160,679	Germany	0.8%
Micron Technology(2)	1,400	124,404	United States	0.7%
NXP Semiconductors	950	180,614	Netherlands	0.9%
Qualcomm	800	137,592	United States	0.7%
		603,289		3.1%
		2,008,304		10.5%
Utilities

Integrated Utilities
Duke Energy	1,600	160,656	United States	0.9%
NextEra Energy	4,000	313,080	United States	1.6%
		473,736		2.5%

Total Common Stocks	(Cost $6,316,827)	$10,893,813		57.2%

Corporate Bonds – 18.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets
Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$189,773	1.0%

Walt Disney	6.40% due 12/15/2035	250,000	331,776	1.7%
			521,549	2.7%

Consumer Discretionary

Expedia Group	5.00% due 02/15/2026	250,000	269,387	1.4%

Lowe’s	4.25% due 09/15/2044	250,000	255,780	1.3%

Stanford University	4.013% due 05/01/2042	100,000	111,931	0.6%
			637,098	3.3%
Financials

General Electric Capital	5.35% due 04/15/2022	101,000	100,606	0.5%

Welltower	4.25% due 04/15/2028	350,000	376,946	2.0%
			477,552	2.5%
Health Care

Cardinal Health	3.50% due 11/15/2024	155,000	159,378	0.8%

Gilead Sciences	3.70% due 04/01/2024	250,000	258,070	1.4%
			417,448	2.2%
Industrials

Burlington Nothern Santa Fe	6.20% due 08/15/2036	120,000	159,340	0.8%

Fedex	3.90% due 02/01/2035	250,000	260,655	1.4%

Legrand France Yankee	8.50% due 02/15/2025	170,000	199,876	1.1%

Union Pacific	3.375% due 02/01/2035	250,000	254,476	1.3%
			874,347	4.6%
Technology

Qualcomm	3.25% due 05/20/2027	220,000	229,483	1.2%
			229,483	1.2%
Utilities

Pacificorp	6.00% due 01/15/2039	250,000	316,455	1.7%
			316,455	1.7%

Total Corporate Bonds	(Cost $3,437,399)		$3,473,932	18.2%

Government Bonds – 8.6%

United Statest Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$469,687	2.5%

United States Treasury Bond	4.50% due 02/15/2036	137,000	181,118	0.9%

United States Treasury Bond	3.625% due 02/15/2044	155,000	189,966	1.0%
			840,771	4.4%
United Statest Treasury Notes

United States Treasury Note	2.75% due 11/15/2023	350,000	358,080	1.9%

United States Treasury Note	2.00% due 05/31/2024	80,000	80,875	0.4%

United States Treasury Note	2.00% due 11/30/2022	250,000	252,041	1.3%

United States Treasury Note	1.625% due 04/30/2023	106,000	106,559	0.6%
			797,555	4.2%

Total Government Bonds	(Cost $1,581,892)		$1,638,326	8.6%

Municipal Bonds - 1.2%

General Obligation

Skagit SD #1	4.613% due 12/01/2022	$100,000	$100,133	0.5%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	133,571	0.7%

Total Municipal Bonds	(Cost $219,996)		$233,704	1.2%

Total investments	(Cost $11,556,114)		$16,239,775	85.2%

Other assets (net of liabilities)			2,821,689	14.8%

Total net assets			$19,061,464	100.0%
(1)	Country of domicile
(2)	Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 49.6%		Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications

Telecom Carriers
AT&T		7,500	$177,675	United States	1.8%
Orange ADR		20,000	241,600	France	2.5%
SK Telecom ADR		6,073	152,250	Korea	1.6%
Telenor ASA		12,000	177,995	Norway	1.8%
Verizon Communications		5,000	268,350	United States	2.8%
			1,017,870		10.5%
Consumer Discretionary

Automobiles
Volkswagen AG		1,500	295,381	Germany	3.0%

			295,381		3.0%
Energy

Integrated Oils
Shell ADR		3,800	199,082	Netherlands	2.0%
Total ADR		3,800	192,014	France	2.0%

			391,096		4.0%

Financials

Banks
Skandinaviska Enskilda Banken, Class A		25,000	289,045	Sweden	3.0%

Institutional Brokerage
Virtu Financial		12,500	438,500	United States	4.5%

Investment Companies
ICAHN Enterprises Depositary Unit		3,000	164,220	United States	1.7%

			891,765		9.2%
Health Care

Large Pharma
GlaxoSmithKline ADR		5,000	209,300	United Kingdom	2.2%
Novartis ADR		2,500	218,650	Switzerland	2.3%

			427,950		4.5%
Industrials

Infrastructure Construction
Shenzhen Investment		325,000	118,679	China	1.2%

			118,679		1.2%
Materials

Base Metals
South32 ADR		35,000	608,300	Australia	6.3%

Steel Raw Material Suppliers
BHP Biliton ADR		5,500	372,845	Australia	3.8%

			981,145		10.1%
Technology

Communications Equipment
Cisco Systems		5,000	278,850	United States	2.9%

Consumer Electronics
Nintendo		500	252,764	Japan	2.6%

Infrastructure Software
Micro Focus International		30,000	154,500	United Kingdom	1.6%

			686,114		7.1%

Total Common Stocks		(Cost $3,994,306)	$4,810,000		49.6%

Corporate Bonds – 26.2%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications

Netflix	4.375% due 11/15/2026	$250,000	$263,918	United States	2.7%

			263,918		2.7%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	152,856	United States	1.5%

Delta Air Lines	3.75% due 10/28/2029	250,000	237,733	United States	2.5%

Ford Motor	6.375% due 02/01/2029	220,000	241,450	United States	2.5%

MDC Holdings	3.85% due 01/15/2030	200,000	201,411	United States	2.1%

Nissan Motor(2)	4.81% due 09/17/2030	250,000	261,995	Japan	2.7%

YUM! Brands	3.625% due 03/15/2031	195,000	182,214	United States	1.9%

			1,277,659		13.2%
Consumer Staples

Grupo Bimbo(3)	4.875% due 06/27/2044	200,000	219,704	Mexico	2.3%

			219,704		2.3%
Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	51,765	Brazil	0.6%

Petrobras International Finance	6.75% due 01/27/2041	80,000	81,387	Brazil	0.8%

			133,152		1.4%
Financials

Lincoln National Corp (3 month LIBOR plus 2.04%)(4)	2.294% due 04/20/2067	250,000	195,000	United States	2.0%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	206,687	United Kingdom	2.1%

			401,687		4.1%
Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	240,140	United States	2.5%

			240,140		2.5%

Total Corporate Bonds	(Cost $2,531,007)		$2,536,260		26.2%

Government Bonds – 3.7%

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$147,491	Colombia	1.5%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	139,032	Brazil	1.4%

Republic of Argentina	1.00% due 07/09/2029	9,276	3,060	Argentina	0.0%(5)

Republic of Argentina	0.125% due 07/09/2046	242,500	72,910	Argentina	0.8%

			362,493		3.7%

Total Government Bonds	(Cost $600,997)		$362,493		3.7%

Municipal Bonds – 0.5%

Real Estate

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	$50,000	$53,208	United States	0.5%

Total Municipal Bonds	(Cost $50,250)		$53,208		0.5%

Total investments		(Cost $7,176,560)	$7,761,961		80.0%
Other assets (net of liabilities)			1,940,616		20.0%

Total net assets			$9,702,577		100.0%

(1) Denotes a country or region of primary exposure

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the net value of these securities was $261,995 representing 2.7% of net assets.

(3) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the aggregate value of these securities was $219,704 representing 2.3% of net assets.

(4) Variable rate security. The interest rate represents the rate in effect at February 28, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.

(5) Less than 0.05%

ADR: American Depositary Receipt

BRL: Brazilian Real

Saturna Investment Trust, Sextant Growth Fund

Common Stocks – 95.4%	Number of Shares	Market Value	Percentage of Net Assets
Communications
Internet Media

Alphabet, Class A(1)	1,584	$4,278,606	6.8%

		4,278,606	6.8%
Consumer Discretionary

Airlines

Alaska Air(1)	26,000	1,459,640	2.3%

Apparel, Footwear & Accessory Design

Nike, Class B	10,276	1,403,188	2.2%

Automobiles

Ford Motor	14,000	245,840	0.4%

General Motors	5,500	256,960	0.4%
		502,800	0.8%

E-Commerce Discretionary

Amazon.com(1)	1,349	4,143,130	6.6%

Home Improvement

Stanley Black & Decker	8,100	1,317,870	2.1%

Home Products Stores

Lowe’s	11,200	2,475,872	3.9%

Other Commercial Services

Ecolab	2,850	502,341	0.8%

Restaurants

Starbucks	11,400	1,046,406	1.7%

Specialty Apparel Stores

Lululemon Athletica(1)	2,000	639,880	1.0%
TJX Companies	11,078	732,256	1.2%
		1,372,136	2.2%

		14,223,383	22.6%
Consumer Staples
Beverages

Monster Beverage	16,100	1,358,840	2.2%

Mass Merchants

Costco Wholesale	3,509	1,822,048	2.9%

		3,180,888	5.1%

Financials
Banks

PNC Financial Services Group	6,800	1,354,900	2.2%

Consumer Finance

Mastercard, Class A	8,914	3,216,349	5.1%

Diversified Banks

JP Morgan Chase	4,500	638,100	1.0%

		5,209,349	8.3%

Health Care
Medical Devices

Abbott Laboratories	20,799	2,508,775	4.0%

Edwards Lifesciences(1)	10,500	1,179,885	1.9%

Stryker	5,000	1,316,750	2.1%

		5,005,410	8.0%

Industrials
Commercial & Residential Building Equipment & Systems

Johnson Controls International	22,500	1,461,600	2.3%

Measurement Instruments

Trimble(1)	12,000	837,000	1.3%

		2,298,600	3.6%
Materials
Agricultural Chemicals

Corteva	27,500	1,430,825	2.3%

Precious Metal Mining

Newmont	18,000	1,191,600	1.9%

Specialty Chemicals

RPM International	18,000	1,522,260	2.4%

		4,144,685	6.6%

Technology
Application Software

Adobe(1)	5,750	2,689,160	4.3%

Take-Two Interactive Software(1)	8,250	1,336,500	2.1%
		4,025,660	6.4%

Communications Equipment

Apple	38,050	6,282,816	10.0%

Motorola Solutions	6,000	1,322,580	2.1%
		7,605,396	12.1%

Infrastructure Software

Microsoft	18,920	5,653,107	9.0%

Oracle	17,500	1,329,475	2.1%
		6,982,582	11.1%

Semiconductor Devices

NVIDIA	2,400	585,240	0.9%

Qualcomm	7,500	1,289,925	2.1%

Texas Instruments	6,600	1,121,934	1.8%
		2,997,099	4.8%

		21,610,737	34.4%

Total investments	(Cost $23,523,091)	$59,951,658	95.4%

Other assets (net of liabilities)		2,904,359	4.6%

Total net assets		$62,856,017	100.0%

(1) Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks – 95.7%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

Telus	78,000	$1,968,720	Canada	3.0%

		1,968,720		3.0%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Hermes International	500	690,721	France	1.0%

E-Commerce Discretionary

MercadoLibre(2)	3,780	4,258,737	Argentina	6.5%

		4,949,458		7.5%

Consumer Staples

Household Products

L’Oreal	2,000	792,027	France	1.2%

Reckitt Benckiser Group	12,000	1,016,308	United Kingdom	1.5%

Unicharm	36,000	1,354,517	Japan	2.1%
		3,162,852		4.8%

Packaged Food

Danone SA	20,000	1,218,906	France	1.9%

		4,381,758		6.7%

Health Care

Large Pharma

Novartis ADR	15,600	1,364,376	Switzerland	2.1%

Novo Nordisk ADR	36,350	3,742,233	Denmark	5.7%

Roche Holding AG - Genusschein	3,600	1,362,921	Switzerland	2.1%
		6,469,530		9.9%

Medical Equipment

Alcon	25,000	1,924,750	Switzerland	2.9%

Koninklijke Philips	42,649	1,453,051	Netherlands	2.2%
		3,377,801		5.1%

		9,847,331		15.0%

Industrials

Electrical Components

TE Connectivity	11,000	1,566,730	Switzerland	2.4%

Electrical Power Equipment

Schneider Electric	10,000	1,552,062	France	2.4%

Rail Freight

Canadian National Railway	10,000	1,239,900	Canada	1.8%

		4,358,692		6.6%

Materials

Basic & Diversified Chemicals

Linde	5,500	1,612,820	Ireland	2.5%

Precious Metal Mining

Barrick Gold	25,000	564,250	Canada	0.8%

Steel Raw Material Suppliers

Rio Tinto ADR	32,800	2,577,424	United Kingdom	3.9%

		4,754,494		7.2%
Technology

Application Software

AVEVA Group	10,000	331,198	United Kingdom	0.5%

Dassault Systemes ADR	88,215	4,278,427	France	6.5%

Nemetschek SE	5,000	444,430	Germany	0.7%

NICE Systems ADR	19,410	4,391,513	Israel	6.7%

OpenText	50,000	2,175,000	Canada	3.3%
		11,620,568		17.7%

Consumer Electronics

Nintendo	3,400	1,718,798	Japan	2.6%

Sony ADR	25,000	2,563,250	Japan	3.9%
		4,282,048		6.5%

Electronics Components

Murata Manufacturing	20,000	1,356,825	Japan	2.0%

Information Services

Wolters Kluwer	50,000	5,103,370	Netherlands	7.8%

IT Services

Accenture, Class A	9,250	2,923,185	Ireland	4.4%

Semiconductor Manufacturing

ASML	7,750	5,165,453	Netherlands	7.9%

		30,451,449		46.3%
Utilities

Power Generation

Iberdrola	89,851	1,021,189	Spain	1.6%

Northland Power	38,000	1,207,640	Canada	1.8%

		2,228,829		3.4%

Total investments	(Cost $33,846,149)	$62,940,731		95.7%

Other assets (net of liabilities)		2,797,381		4.3%

Total net assets		$65,738,112		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depository Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 89.9%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Entertainment Content

Walt Disney Company	2,600	$385,996	United States	1.6%

		385,996		1.6%

Consumer Discretionary

Apparel, Footwear & Accessory Design

adidas ADR	4,395	517,907	Germany	2.2%

Kering ADR	4,000	280,880	France	1.2%
		798,787		3.4%

E-Commerce Discretionary

Amazon.com(2)	96	294,841	United States	1.2%

Home Products Stores

Home Depot	1,500	473,745	United States	2.0%

Lowe’s	2,400	530,544	United States	2.2%

Tractor Supply	2,500	509,475	United States	2.1%
		1,513,764		6.3%

Other Commercial Services

Ecolab	1,500	264,390	United States	1.1%

Restaurants

Starbucks	3,213	294,921	United States	1.3%

Specialty Apparel Stores

TJX Companies	5,000	330,500	United States	1.4%

		3,497,203		14.7%

Consumer Staples

Household Products

Church & Dwight	3,400	332,690	United States	1.4%

L’Oreal ADR	5,400	426,870	France	1.8%

Reckitt Benckiser Group ADR	33,400	572,643	United Kingdom	2.4%

Unicharm ADR	40,500	303,345	Japan	1.3%

Unilever ADR	6,600	331,782	United Kingdom	1.4%
		1,967,330		8.3%

Packaged Food

Danone ADR	31,200	378,768	France	1.5%

		2,346,098		9.8%

Energy

Renewable Energy Equipment

Vestas Wind Systems	11,000	355,273	Denmark	1.5%

		355,273		1.5%

Financials

Consumer Finance

Mastercard, Class A	860	310,305	United States	1.3%

Paypal	2,900	324,597	United States	1.4%
		634,902		2.7%

Life Insurance

AIA Group	25,000	259,626	Hong Kong	1.1%

Aviva ADR	60,000	669,000	United Kingdom	2.8%
		928,626		3.9%

P&C Insurance

Chubb	2,000	407,280	Switzerland	1.7%

		1,970,808		8.3%

Health Care

Large Pharma

GlaxoSmithKline ADR	11,500	481,390	United Kingdom	2.0%

Johnson & Johnson	2,300	378,511	United States	1.6%

Novartis ADR	4,300	376,078	Switzerland	1.6%

Novo Nordisk ADR	5,100	525,045	Denmark	2.2%

Pfizer	8,000	375,520	United States	1.6%

Roche Holding ADR	9,000	425,070	Switzerland	1.8%
		2,561,614		10.8%

Medical Equipment

Koninklijke Philips	15,327	522,191	Netherlands	2.2%

		3,083,805		13.0%

Industrials

Commercial & Residential Building Equipment & Systems

Assa Abloy ADR	44,500	581,170	Sweden	2.4%

Legrand	6,200	585,928	France	2.5%
		1,167,098		4.9%

Electrical Components

TE Connectivity	3,200	455,776	Switzerland	1.9%

Electrical Power Equipment

Schneider Electric ADR	17,100	525,312	France	2.2%

Siemens ADR	5,300	370,364	Germany	1.6%
		895,676		3.8%

		2,518,550		10.6%

Materials

Specialty Chemicals

DSM Koninklijke	1,928	362,640	Netherlands	1.5%

Johnson Matthey	21,031	528,594	United Kingdom	2.2%

Novozymes A/S ADR	6,550	426,471	Denmark	1.8%

		1,317,705		5.5%

Technology

Application Software

Adobe(2)	1,000	467,680	United States	2.0%

Dassault Systemes ADR	7,530	365,205	France	1.5%

OpenText	9,250	402,375	Canada	1.7%
		1,235,260		5.2%

Communications Equipment

Apple	4,000	660,480	United States	2.8%

Consumer Electronics

Nintendo ADR	11,325	719,930	Japan	3.0%

Sony ADR	4,000	410,120	Japan	1.7%
		1,130,050		4.7%

Electronics Components

Murata Manufacturing	4,000	271,365	Japan	1.2%

Information Services

Wolters Kluwer	5,000	510,337	Netherlands	2.1%

Infrastructure Software

Microsoft	1,438	429,660	United States	1.8%

IT Services

Accenture, Class A	1,600	505,632	Ireland	2.1%

CGI Group Class A(2)	6,000	491,760	Canada	2.1%
		997,392		4.2%

Semiconductor Devices

NXP Semiconductors	1,800	342,216	Netherlands	1.4%

STMicroelectronics	3,900	165,048	Switzerland	0.7%
		507,264		2.1%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	1,825	195,294	Taiwan	0.8%

		5,937,102		24.9%

Total investments	(Cost $17,335,647)	$21,412,540		89.9%

Other assets (net of liabilities)		2,408,396		10.1%

Total net assets		$23,820,936		100.0%

(1) Country of domicile

(2) Non-income producing

ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Corporate Bonds – 73.9%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications
Telecom Italia(2)	5.303% due 05/30/2024	$500,000	$514,583	Italy	1.7%

Telfon Celular del Paraguay(3)	5.875% due 04/15/2027	900,000	915,291	Paraguay	3.0%

Vodafone Group(4)	7.00% due 04/04/2079	500,000	555,000	United Kingdom	1.9%

			1,984,874		6.6%
Consumer Discretionary
Barry Callebaut(2)	5.50% due 06/15/2023	500,000	521,157	Belgium	1.7%

Starbucks	1.30% due 05/07/2022	403,000	403,211	United States	1.4%

Starbucks	2.45% due 06/15/2026	250,000	251,029	United States	0.8%

			1,175,397		3.9%
Consumer Staples
Amaggi Lux Intl Sarl(3)	5.25% due 01/28/2028	500,000	489,405	Brazil	1.6%

Coty(2)	5.00% due 04/15/2026	500,000	498,750	United States	1.6%

Danone(2)	2.589% due 11/02/2023	500,000	504,862	France	1.7%

Natura Cosmeticos SA(3)	4.125% due 05/03/2028	250,000	237,850	Brazil	0.8%

			1,730,867		5.7%
Energy
FS Luxembourg SARL(3)	10.00% due 12/15/2025	250,000	259,065	Brazil	0.9%

NextEra Energy Capital (3 month LIBOR plus 2.125%)(5)	2.32775% due 06/15/2067	500,000	427,452	United States	1.4%

			686,517		2.3%
Financials
ABN AMRO BANK NV(3)	6.25% due 04/27/2022	1,450,000	1,460,133	Netherlands	4.8%

Admiral Group(3)	5.50% due 07/25/2024	GBP 400,000	570,137	United Kingdom	1.9%

AXA(3,6)	5.125% due 01/17/2047	250,000	259,084	France	0.9%

Bank of New Zealand(3)	3.648% due 11/16/2023	NZD 500,000	342,022	New Zealand	1.2%

Bank of Nova Scotia	4.90% due PERP	750,000	762,413	Canada	2.5%

Canadian Imperial Bank(7)	4.375% due 10/28/2080	CAD 1,650,000	1,297,061	Canada	4.3%

First Abu Dhabi Bank(3)	3.00% due 03/30/2022	250,000	250,185	United Arab Emirates	0.9%

Iron Mountain Inc(2)	5.25% due 07/15/2030	300,000	297,000	United States	1.0%

Lincoln National Corp (3 month LIBOR plus 2.04%)(5)	2.82621% due 05/17/2066	200,000	164,000	United States	0.5%

MAF Sukuk(3)	4.638% due 05/14/2029	800,000	855,730	United Arab Emirates	2.8%

Royal Bank of Canada	2.80% due 04/29/2022	520,000	521,974	Canada	1.7%

State Street (Quarterly US LIBOR plus 100)(5)	1.20275% due 06/15/2047	200,000	172,075	United States	0.6%

Toronto-Dominion Bank(3)	1.128% due 12/09/2025	CAD 500,000	373,429	Canada	1.2%

Voya Financial(8)	4.70% due 01/23/2048	400,000	386,863	United States	1.3%

WLB Asset II C PTE(2)	3.90% due 12/23/2025	500,000	485,025	Singapore	1.6%

Women’s Livelihood Bond Asset II B(2)	3.95% due 12/10/2024	600,000	582,306	Singapore	1.9%

			8,779,437		29.1%
Health Care

CVS Health Corp	3.50% due 07/20/2022	343,000	344,670	United States	1.1%

Koninklijke Philips NV	7.125% due 05/15/2025	1,000,000	1,103,944	Netherlands	3.7%

Novartis Captial Corp	3.00% due 11/20/2025	250,000	257,791	Switzerland	0.9%

Roche(2)	2.625% due 05/15/2026	200,000	203,833	Switzerland	0.7%

			1,910,238		6.4%
Industrials

Odfjell SE(3,5)	6.07% due 01/21/2025	NOK 6,000,000	673,790	Norway	2.2%

			673,790		2.2%
Materials
BALL	5.25% due 07/01/2025	400,000	424,000	United States	1.4%

Koninklijke DSM NV(3)	1.00% due 04/09/2025	EUR 250,000	284,908	Netherlands	1.0%

Stora Enso OYJ(2)	7.25% due 04/15/2036	200,000	250,878	Finland	0.8%

			959,786		3.2%
Technology
EBAY Inc	2.60% due 07/15/2022	750,000	751,778	United States	2.5%

Koninklijke KPN NV	8.375% due 10/01/2030	250,000	338,125	Netherlands	1.1%

Koninklijke KPN NV(3)	5.00% due 11/18/2026	GBP 500,000	731,677	Netherlands	2.4%

Microsoft Corp	3.625% due 12/15/2023	250,000	259,946	United States	0.9%

Nokia(3)	2.375% due 05/15/2025	EUR 250,000	286,358	Finland	1.0%

RELX	4.00% due 03/18/2029	400,000	425,880	United Kingdom	1.4%

Telecom Italia(2)	3.00% due 09/30/2025	EUR 520,000	581,056	Italy	1.9%

			3,374,820		11.2%
Utilities

Tabreed Sukuk(3)	5.50% due 10/31/2025	750,000	817,728	United Arab Emirates	2.7%

United Utilities	6.875% due 08/15/2028	135,000	168,197	United Kingdom	0.6%

			985,925		3.3%

Total Corporate Bonds	(Cost $22,963,747)		$22,261,651		73.9%

Government Bonds – 13.1%

Financials
Federal Home Loan Bank	1.65% due 10/06/2031	$500,000	$480,620	United States	1.6%

			480,620		1.6%

Government Bonds
European Investment Bank	3.30% due 02/03/2028	AUD 1,250,000	952,932	Luxembourg	3.2%

INTL BK RECON & DEVELOP	4.25% due 01/22/2026	MXN 20,000,000	870,270	Germany	2.9%

Ontario	2.65% due 02/05/2025	CAD 500,000	403,217	Canada	1.3%

Perusahaan Penerbit SBSN(3)	3.75% due 03/01/2023	250,000	254,283	Indonesia	0.8%

Queensland Treasury(3)	2.50% due 03/06/2029	AUD 600,000	443,286	Australia	1.5%

			2,923,988		9.7%

United Statest Treasury Bond
United States Treasury Bond	3.375% due 11/15/2048	250,000	307,939	United States	1.0%

			307,939		1.0%

Treasury Inflation Protected Securities
U.S. Treasury Inflation Indexed Bonds	0.625% due 01/15/2026	100,000	127,574	United States	0.4%

U.S. Treasury Inflation Indexed Bonds	0.125% due 07/15/2026	100,000	124,960	United States	0.4%

			252,534		0.8%

Total Government Bonds	(Cost $4,191,899)		$3,965,081		13.1%

Total investments		(Cost $27,155,646)	$26,226,732		87.0%

Other assets (net of liabilities)			3,894,065		13.0%

Total net assets			$30,120,797		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the net value of these securities was $4,439,450 representing 14.6% of net assets.

(3)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2022, the aggregate value of these securities was $9,504,361 representing 31.6% of net assets.

(4)	Vodafone Group is a fixed to float bond. The bond has a fixed rate until 04/04/2029 The interest rate represents the rate in effect at February 28, 2022
(5)	Variable rate security. The interest rate represents the rate in effect at February 28, 2022 and resets periodically based on the parenthetically disclosed reference rate and spread.
(6)	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027 The interest rate represents the rate in effect at February 28, 2022
(7)	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025 The interest rate represents the rate in effect at February 28, 2022
(8)	Voya Financial is a fixed to float bond. The bond has a fixed rate until 01/23/2028 The interest rate represents the rate in effect at February 28, 2022

PERP: Security is perpetual in nature and has no stated maturity

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

GBP: Great British Pound

MXN: Mexican Peso

NOK: Norwegian Krone

NZD: New Zealand Dollar

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds – 92.8%	Coupon/Maturity	Face Amount	Market Value	Percentage of Net Assets

Municipal Bonds

Educational Services

Boise City ID Indep Sch Dist	5.00% due 08/01/2032	$65,000	$79,118	0.5%

			$79,118	0.5%

Financial Services

Idaho Housing & Finance Rev	3.00% due 07/01/2036	65,000	65,224	0.4%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	95,000	100,212	0.7%

Idaho St Bond Bank Auth Rev	4.00% due 09/15/2032	310,000	324,870	2.2%

			490,306	3.3%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	365,471	2.5%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	112,947	0.8%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	102,455	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	204,634	1.4%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	255,792	1.7%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	15,259	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	35,578	0.2%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	289,684	2.0%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	434,767	3.0%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	305,452	2.1%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	178,627	1.2%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	265,897	1.8%

Canyon Co ID Sch Dist #139 Vallivue	5.00% due 09/15/2030	200,000	244,342	1.7%

Caribou Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	320,283	2.2%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	165,649	1.1%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	140,075	1.0%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	127,140	0.9%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	40,680	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	286,905	1.9%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	104,143	0.7%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	208,256	1.4%

Madison Co ID Sch Dist #321 Rexburg	5.00% due 09/15/2034	25,000	29,544	0.2%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	295,145	2.0%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	165,561	1.1%

SUN VLY ID	5.00% due 09/15/2029	40,000	47,738	0.3%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	562,483	3.8%

Twin Falls Co ID SCD #411 Series A	4.00% due 09/15/2027	170,000	181,581	1.2%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2030	300,000	322,304	2.2%

Twin Falls Co ID SCD #411 Series B	4.75% due 09/15/2039	200,000	217,357	1.5%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	222,149	1.5%

			6,247,898	42.5%

Government Bonds

Idaho St Bldg Auth Health & Welfare	5.00% due 09/01/2043	25,000	29,747	0.2%

Idaho St Health Facs Auth	4.00% due 09/01/2045	265,000	298,639	2.0%

Idaho St Hsg & Fin Assn	5.00% due 07/15/2037	100,000	121,012	0.9%

			449,398	3.1%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	298,982	2.0%

			298,982	2.0%

Medical - Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	313,738	2.1%

			313,738	2.1%

Municipal Leases

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2031	280,000	324,549	2.2%

Fremont Cnty ID Annual Approp COPS	4.00% due 09/01/2036	210,000	238,969	1.6%

Idaho Falls ID COPs	4.00% due 09/15/2028	260,000	293,812	2.0%

Idaho Falls ID COPS	4.00% due 09/15/2038	150,000	170,862	1.2%

Idaho St HLTH FACS ADA CNTY	4.00% due 09/01/2040	155,000	176,362	1.2%

			1,204,554	8.2%

Pollution Control

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,059	0.2%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	145,788	1.0%

Idaho Bond Bank Authority	4.00% due 09/15/2033	135,000	151,284	1.0%

			317,131	2.2%

Real Estate

Idaho Fish & Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	378,590	2.6%

Idaho Fish & Wildlife Foundation Rev	4.00% due 12/01/2036	200,000	226,675	1.5%

Idaho St HSG & FIN	2.25% due 07/01/2031	200,000	191,583	1.3%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	204,299	1.4%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	408,597	2.8%

			1,409,744	9.6%

State Education

Ada & Canyon ID SCH #3 Kuna	5.00% due 09/15/2030	25,000	29,123	0.2%

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	137,655	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	180,699	1.2%

Idaho State University Revenue	4.00% due 04/01/2027	170,000	185,530	1.3%

Idaho State University Revenue	4.00% due 04/01/2030	245,000	264,963	1.8%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	254,460	1.7%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	121,182	0.8%

Jefferson & Madison ID SCD #251	5.00% due 09/15/2032	25,000	30,232	0.2%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	384,954	2.6%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	307,064	2.1%

University of Idaho Revenue	5.00% due 04/01/2032	30,000	30,107	0.2%

University of Idaho Revenue	5.00% due 04/01/2032	425,000	426,533	2.9%

			2,352,502	16.0%

Water Supply

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2032	195,000	212,958	1.4%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	277,859	1.9%

			490,817	3.3%

Total investments		(Cost $13,392,689)	$13,654,188	92.8%

Other assets (net of liabilities)			1,066,322	7.2%

Total net assets			$14,720,510	100.0%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total
Sextant Short-Term Bond

Corporate Bonds(1)	$-	$8,518,644	$-	$8,518,644

Government Bonds(1)	$-	$2,158,414	$-	$2,158,414
Total Assets	$-	$10,677,058	$-	$10,677,058

Sextant Bond Income

Corporate Bonds(1)	$-	$7,512,895	$-	$7,512,895

Government Bonds(1)	$-	$3,178,006	$-	$3,178,006

Municipal Bonds(1)	$-	$163,712	$-	$163,712
Total Assets	$-	$10,854,613	$-	$10,854,613

Sextant Core

Common Stocks

Communications	$682,154	$-	$-	$682,154

Consumer Discretionary	$1,170,239	$-	$-	$1,170,239

Consumer Staples	$631,006	$-	$-	$631,006

Energy	$739,293	$-	$-	$739,293

Financials	$855,586	$-	$-	$855,586

Health Care	$1,692,845	$189,294	$-	$1,882,139

Industrials	$1,549,218	$-	$-	$1,549,218

Materials	$902,138	$-	$-	$902,138

Technology	$2,008,304	$-	$-	$2,008,304

Utilities	$473,736	$-	$-	$473,736
Total Common Stocks	$10,704,519	$189,294	$-	$10,893,813
Corporate Bonds(1)	$-	$3,473,932	$-	$3,473,932
Government Bonds(1)	$-	$1,638,326	$-	$1,638,326
Municipal Bonds(1)	$-	$233,704	$-	$233,704
Total Assets	$10,704,519	$5,535,256	$-	$16,239,775

Sextant Global High Income

Common Stocks

Communications	$839,875	$177,995	$-	$1,017,870

Consumer Discretionary	$-	$295,381	$-	$295,381

Energy	$391,096	$-	$-	$391,096

Financials	$602,720	$289,045	$-	$891,765

Health Care	$427,950	$-	$-	$427,950

Industrials	$-	$118,679	$-	$118,679

Materials	$981,145	$-	$-	$981,145

Technology	$433,350	$252,764	$-	$686,114
Total Common Stocks	$3,676,136	$1,133,864	$-	$4,810,000
Corporate Bonds(1)	$-	$2,536,260	$-	$2,536,260
Government Bonds(1)	$-	$362,493	$-	$362,493
Municipal Bonds(1)	$-	$53,208	$-	$53,208
Total Assets	$3,676,136	$4,085,825	$-	$7,761,961

Sextant Growth

Common Stocks(1)	$59,951,658	$-	$-	$59,951,658
Total Assets	$59,951,658	$-	$-	$59,951,658

Sextant International

Common Stocks

Communications	$1,968,720	$-	$-	$1,968,720

Consumer Discretionary	$4,258,737	$690,721	$-	$4,949,458

Consumer Staples	$-	$4,381,758	$-	$4,381,758

Health Care	$8,484,410	$1,362,921	$-	$9,847,331

Industrials	$2,806,630	$1,552,062	$-	$4,358,692

Materials	$4,754,494	$-	$-	$4,754,494

Technology	$21,496,828	$8,954,621	$-	$30,451,449

Utilities	$1,207,640	$1,021,189	$-	$2,228,829
Total Assets	$44,977,459	$17,963,272	$-	$62,940,731

Sustainable Equity

Common Stocks

Communications	$385,996	$-	$-	$385,996

Consumer Discretionary	$3,497,203	$-	$-	$3,497,203

Consumer Staples	$2,346,098	$-	$-	$2,346,098

Energy	$-	$355,273	$-	$355,273

Financials	$1,711,182	$259,626	$-	$1,970,808

Health Care	$3,083,805	$-	$-	$3,083,805

Industrials	$1,932,622	$585,928	$-	$2,518,550

Materials	$426,471	$891,234	$-	$1,317,705

Technology	$5,155,400	$781,702	$-	$5,937,102
Total Assets	$18,538,777	$2,873,763	$-	$21,412,540

Sustainable Bond

Corporate Bonds(1)	$-	$22,261,651	$-	$22,261,651

Government Bonds(1)	$-	$3,965,081	$-	$3,965,081
Total Assets	$-	$26,226,732	$-	$26,226,732

Idaho Tax-Exempt

Tax-Exempt Municipal Bonds(1)	$-	$13,654,188	$-	$13,654,188
Total Assets	$-	$13,654,188	$-	$13,654,188

¹	See Schedule of Investments for industry breakout.

There were no transfers between Level 1 and Level 2 during the period ending February 28, 2022